BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5%
	BANKING - 4.5%
5,375	SVB Financial Group(a)	$ 3,007,044

	BIOTECH & PHARMA - 4.8%
90,000	BioCryst Pharmaceuticals, Inc.(a)	1,463,400
55,000	Iovance Biotherapeutics, Inc.(a)	915,750
5,000	Moderna, Inc.(a)	861,300
		3,240,450
	E-COMMERCE DISCRETIONARY - 4.9%
1,000	Amazon.com, Inc.(a)	3,259,950

	INTERNET MEDIA & SERVICES - 4.7%
1,125	Alphabet, Inc., Class A(a)	3,129,019

	MEDICAL EQUIPMENT & DEVICES - 33.8%
20,000	ABIOMED, Inc.(a)	6,624,800
27,500	Edwards Lifesciences Corporation(a)	3,237,300
20,000	Exact Sciences Corporation(a)	1,398,400
9,000	Illumina, Inc.(a)(b)	3,144,600
22,500	Intuitive Surgical, Inc.(a)(b)	6,787,800
7,500	Shockwave Medical, Inc.(a)	1,555,200
		22,748,100
	RETAIL - DISCRETIONARY - 5.3%
160,000	Bed Bath & Beyond, Inc.(a)	3,604,800

	SEMICONDUCTORS - 4.1%
10,000	NVIDIA Corporation	2,728,600

	SOFTWARE - 11.1%
6,500	Adobe, Inc.(a)	2,961,530
9,500	Atlassian Corp plc, Class A(a)	2,791,385

BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares						Fair Value
	COMMON STOCKS — 97.5% (Continued)
	SOFTWARE - 11.1% (Continued)
2,500	Shopify, Inc., Class A(a)					$ 1,689,900
						7,442,815
	TECHNOLOGY HARDWARE - 10.4%
40,000	Apple, Inc.(b)					6,984,400

	TECHNOLOGY SERVICES - 13.9%
30,000	Block, Inc., Class A(a)					4,068,000
15,000	Mastercard, Inc., Class A(b)					5,360,699
						9,428,699

	TOTAL COMMON STOCKS (Cost $28,897,758)					65,573,877

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
403,606	First American Treasury Obligations Fund, Class X, 0.22% (Cost $403,606)(c)					403,606

	TOTAL INVESTMENTS - 98.1% (Cost $29,301,364)					$ 65,977,483
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $50,438)					(31,860)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%					1,269,537
	NET ASSETS - 100.0%					$ 67,215,160

Contracts(d)
	WRITTEN EQUITY OPTIONS - 0.0% (a)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%
60	Bed Bath & Beyond, Inc.	Cowen & Co.	05/20/2022	$ 20	$ 120,000	$ 31,860
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $50,438)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $50,438)					$ 31,860

PLC	Public Limited Company

BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

(a) (b)	Non-income producing security. All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at March 31, 2022 is $15,643,740.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.